Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	60 Months Ended	120 Months Ended
		Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2014
C000009516 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Davis New York Venture Fund (Class A) — With sales charge
Account Value	[1]	$ 24,556	$ 24,556	$ 24,556	$ 20,535	$ 16,690	$ 20,297	$ 14,432	$ 14,547	$ 14,686	$ 12,633	$ 10,517	$ 10,455	$ 9,525
Average Annual Return, Percent	[1]	13.90%	9.96%	9.40%
C000009516 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Davis New York Venture Fund (Class A) — Without sales charge
Average Annual Return, Percent		19.59%	11.03%	9.92%
C000009517 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Davis New York Venture Fund (Class B) — With CDSC
Average Annual Return, Percent	[2],[3]	14.59%	9.86%	9.20%
C000009517 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Davis New York Venture Fund (Class B) — Without CDSC
Account Value	[2]	$ 24,127	$ 24,127	$ 24,127	20,176	16,398	19,942	14,304	14,550	14,833	12,879	10,830	10,872	10,000
Average Annual Return, Percent	[2]	18.59%	10.09%	9.20%
C000009518 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Davis New York Venture Fund (Class C) — With CDSC
Average Annual Return, Percent	[4],[5]	17.58%	10.12%	9.23%
C000009518 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Davis New York Venture Fund (Class C) — Without CDSC
Account Value	[4]	$ 24,197	$ 24,197	$ 24,197	20,234	16,445	20,167	14,458	14,688	14,951	12,955	10,870	10,891	10,000
Average Annual Return, Percent	[4]	18.58%	10.12%	9.23%
C000009520 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Davis New York Venture Fund (Class R)
Account Value		$ 1,253,513	$ 1,253,513	$ 1,253,513	1,051,401	855,913	1,044,101	744,709	752,661	762,113	657,280	548,703	547,265	500,000
Average Annual Return, Percent		19.22%	10.73%	9.62%
C000009519 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Davis New York Venture Fund (Class Y)
Account Value		$ 13,214,196	$ 13,214,196	$ 13,214,196	11,021,996	8,934,756	10,841,386	7,690,157	7,732,334	7,788,713	6,680,363	5,545,620	5,500,776	5,000,000
Average Annual Return, Percent		19.89%	11.30%	10.20%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value		$ 34,407	$ 34,407	$ 34,407	$ 28,168	$ 24,923	$ 26,136	$ 19,154	$ 17,108	$ 15,842	$ 13,629	$ 11,745	$ 11,121	$ 10,000
Average Annual Return, Percent		22.15%	14.98%	13.14%

[1]	Reflects 4.75% front-end sales charge.
[2]	Because Class B shares automatically convert to Class A shares after 7 years, the “10-Year” returns for Class B reflect Class A performance for the period after conversion.
[3]	Includes any applicable contingent deferred sales charge (“CDSC”).
[4]	Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
[5]	Includes any applicable contingent deferred sales charge (“CDSC”).